Stockholders' Equity (Details 5) (Stock Option [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option [Member]
Summary of option activity
Beginning balance, Outstanding	12,600,000	3,000,000
Beginning balance, Exercisable	8,975,000	750,000
Option granted	1,000,000	11,100,000	3,000,000
Exercised
Forfeited/Cancelled		(1,500,000)
Ending balance, Outstanding	13,600,000	12,600,000	3,000,000
Ending balance, Exercisable	12,725,000	8,975,000	750,000
Beginning balance, Outstanding, Weighted Average Exercise Price	$ 0.17	$ 0.50
Beginning balance, Exercisable, Weighted Average Exercise Price	$ 0.16	$ 0.50
Granted, Weighted Average Exercise Price	$ 0.39	$ 0.13	$ 0.50
Exercised, Weighted Average Exercise Price
Forfeited/Cancelled, Weighted Average Exercise Price		$ 0.50
Ending balance, Outstanding, Weighted Average Exercise Price	$ 0.19	$ 0.17	$ 0.50
Ending balance, Exercisable, Weighted Average Exercise Price	$ 0.17	$ 0.16	$ 0.50